UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2014

Date of reporting period:	9/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2013

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors (PREI®) is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

November 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–1.56%	10.28%	42.71%	161.17%	—
Class B	–1.94	9.51	37.81	142.75	—
Class C	–1.94	9.51	37.82	142.76	—
Class Q	N/A	N/A	N/A	N/A	3.73% (8/23/13)
Class R	–1.66	10.10	41.33	N/A	20.81 (6/16/08)
Class Z	–1.45	10.61	44.88	168.34	—
S&P Developed BMI Property Net Index	–1.48	11.52	42.16	137.39	—
S&P 500 Index	8.31	19.34	61.14	107.29	—
Lipper Global Real Estate Funds Average	–1.96	9.77	35.29	125.65	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		4.21%	6.16%	9.46%	—
Class B		4.51	6.47	9.27	—
Class C		8.51	6.63	9.27	—
Class Q		N/A	N/A	N/A	N/A (8/23/13)
Class R		10.10	7.16	N/A	3.64% (6/16/08)
Class Z		10.61	7.70	10.37	—
S&P Developed BMI Property Net Index		11.52	7.29	9.03	—
S&P 500 Index		19.34	10.01	7.56	—
Lipper Global Real Estate Funds Average		9.77	6.19	8.38	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMI Property Net Index defines and measures the investable universe of publicly traded property companies domiciled in developed markets. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is 11.19% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is 2.01% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 35.23% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 5.82% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is 10.68% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 1.89% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/13
Simon Property Group, Inc., REIT	4.8%
Mitsubishi Estate Co. Ltd.	4.5
Mitsui Fudosan Co. Ltd.	4.3
Sun Hung Kai Properties Ltd.	3.5
Unibail-Rodamco SE, REIT	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/13
Diversified Real Estate Activities	21.2%
Retail REITs	19.3
Specialized REITs	13.7
Diversified REITs	9.7
Office REITs	9.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2013, at the beginning of the period, and held through the six-month period ended September 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Global Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$984.40	1.21%	$6.02
	Hypothetical	$1,000.00	$1,019.00	1.21%	$6.12

Class B	Actual	$1,000.00	$980.60	1.91%	$9.48
	Hypothetical	$1,000.00	$1,015.49	1.91%	$9.65

Class C	Actual	$1,000.00	$980.60	1.91%	$9.48
	Hypothetical	$1,000.00	$1,015.49	1.91%	$9.65

Class Q	Actual**	$1,000.00	$1,037.30	0.79%	$0.86
	Hypothetical	$1,000.00	$1,021.11	0.79%	$4.00

Class R	Actual	$1,000.00	$983.40	1.41%	$7.01
	Hypothetical	$1,000.00	$1,018.00	1.41%	$7.13

Class Z	Actual	$1,000.00	$985.50	0.91%	$4.53
	Hypothetical	$1,000.00	$1,020.51	0.91%	$4.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 39 day period ended September 30, 2013 due to the Class’s inception date of August 23, 2013.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.21%	1.21%
B	1.91%	1.91%
C	1.91%	1.91%
Q	0.79%	0.79%
R	1.66%	1.41%
Z	0.91%	0.91%

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 97.4%

Australia 6.1%
1,055,900	Australand Property Group, REIT	$3,598,625
5,233,500	CFS Retail Property Trust, REIT	9,786,562
590,800	Charter Hall Office REIT, Escrow Shares*	—
1,339,923	Charter Hall Retail, REIT	4,701,593
7,925,633	Commonwealth Property Office Fund, REIT	8,442,556
15,185,426	Dexus Property Group, REIT	14,214,940
2,950,900	Federation Centres Ltd., REIT	6,293,368
4,549,160	Goodman Group, REIT	20,729,308
5,713,120	GPT Group, REIT	18,536,490
2,956,680	Investa Office Fund, REIT	8,131,793
7,232,856	Mirvac Group, REIT	11,758,335
2,665,325	Stockland, REIT	9,634,257
4,544,589	Westfield Group, REIT	46,701,627

		162,529,454

Austria 0.3%
1,288,529	Atrium European Real Estate Ltd.	7,291,751

Brazil 0.2%
224,256	BR Malls Participacoes SA	2,045,958
169,961	Multiplan Empreendimentos Imobiliarios SA	4,069,769

		6,115,727

Canada 1.3%
226,373	Boardwalk Real Estate Investment Trust, REIT	12,660,889
237,305	Canadian Apartment Properties, REIT	4,715,920
641,978	Chartwell Retirement Residences, REIT	6,294,818
444,335	RioCan Real Estate Investment Trust, REIT	10,482,346

		34,153,973

Finland 0.3%
1,516,992	Sponda Oyj	7,845,191

France 1.8%
227,078	Fonciere des Regions, REIT	18,830,823
128,985	ICADE, REIT	11,775,884
382,986	Klepierre, REIT	16,609,529

		47,216,236

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Germany 1.5%
947,934	Alstria Office REIT AG, REIT	$11,784,093
55,994	Deutsche Annington Immobilien SE*	1,439,279
494,639	DIC Asset AG	5,445,984
229,208	GSW Immobilien AG	10,069,983
155,509	LEG Immobilien AG	8,933,389
720,643	Prime Office REIT AG, REIT*	3,217,243

		40,889,971

Hong Kong 9.8%
1,998,776	Cheung Kong Holdings Ltd.	30,427,994
5,622,469	Hang Lung Properties Ltd.	19,144,912
7,802,273	Henderson Land Development Co. Ltd.	48,141,261
3,174,000	Hongkong Land Holdings Ltd.	20,948,400
3,332,000	Kerry Properties Ltd.	14,232,176
13,081,800	Sino Land Co. Ltd.	19,273,225
6,823,935	Sun Hung Kai Properties Ltd.	92,879,756
2,954,000	Wheelock & Co. Ltd.	15,670,692

		260,718,416

Japan 18.5%
1,074,470	Aeon Mall Co. Ltd.	31,983,865
184,200	Daito Trust Construction Co. Ltd.	18,433,494
1,441,000	Daiwa House Industry Co. Ltd.	27,221,799
15,206	GLP J-REIT, REIT	16,980,821
720,600	Hulic Co. Ltd.	10,833,265
996	Japan Real Estate Investment Corp., REIT	11,612,643
2,886	Japan Retail Fund Investment Corp., REIT	5,942,324
4,062,780	Mitsubishi Estate Co. Ltd.	120,403,405
3,405,339	Mitsui Fudosan Co. Ltd.	114,996,188
1,467	Nippon Building Fund, Inc., REIT	18,201,903
1,222	Nippon Prologis REIT, Inc., REIT	12,245,282
669,100	Nomura Real Estate Holdings, Inc.	16,520,036
1,362,000	NTT Urban Development Corp.	17,957,098
1,278,952	Sumitomo Realty & Development Co. Ltd.	60,957,956
4,697	United Urban Investment Corp., REIT	7,166,226

		491,456,305

Netherlands 3.8%
124,995	Corio NV, REIT	5,384,485
376,108	Eurocommercial Properties NV, REIT	15,226,740

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Netherlands (cont’d)
272,957	Unibail-Rodamco SE, REIT	$67,717,576
171,669	Wereldhave NV, REIT	12,450,491

		100,779,292

Norway 0.2%
3,241,041	Norwegian Property ASA	4,284,917

Singapore 2.5%
3,824,000	Ascendas Real Estate Investment Trust, REIT	6,957,732
5,870,000	CapitaLand Ltd.	14,474,155
6,102,000	CapitaMalls Asia Ltd.	9,519,208
4,212,000	Global Logistic Properties Ltd.	9,696,061
13,439,800	K-REIT Asia, REIT	13,160,612
600	Keppel Land Ltd.	1,694
1,248,000	Mapletree Commercial Trust, REIT	1,209,440
11,855,800	Mapletree Industrial Trust, REIT	12,752,968

		67,771,870

Sweden 0.8%
445,505	Atrium Ljungberg AB	5,940,806
433,075	Fabege AB	4,787,069
900,986	Hufvudstaden AB (Class A Stock)	11,465,206

		22,193,081

Switzerland 0.6%
187,178	PSP Swiss Property AG	16,256,276

United Kingdom 4.8%
1,159,923	Big Yellow Group PLC, REIT	8,261,290
3,543,346	British Land Co. PLC, REIT	33,101,127
1,827,509	Great Portland Estates PLC, REIT	15,940,754
3,189,663	Hammerson PLC, REIT	25,858,981
2,099,799	Land Securities Group PLC, REIT	31,212,130
2,547,146	Segro PLC, REIT	12,776,088

		127,150,370

United States 44.9%
260,570	American Assets Trust, Inc., REIT	7,949,991
312,528	American Campus Communities, Inc., REIT	10,672,831
401,568	Apartment Investment & Management Co., REIT (Class A Stock)	11,219,810

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d)
315,597	AvalonBay Communities, Inc., REIT	$40,109,223
1,010,307	BioMed Realty Trust, Inc., REIT	18,781,607
402,082	Boston Properties, Inc., REIT	42,982,566
308,216	Camden Property Trust, REIT	18,936,791
783,818	CBL & Associates Properties, Inc., REIT	14,970,924
595,849	Chesapeake Lodging Trust, REIT	14,026,285
626,300	Corporate Office Properties Trust, REIT	14,467,530
841,530	CubeSmart, REIT	15,012,895
1,806,734	DCT Industrial Trust, Inc., REIT	12,990,417
950,781	DDR Corp., REIT	14,936,770
643,324	Douglas Emmett, Inc., REIT	15,098,814
1,238,583	Duke Realty Corp., REIT	19,123,722
301,226	Equity Residential, REIT	16,136,677
111,831	Essex Property Trust, Inc., REIT	16,517,439
517,256	Excel Trust, Inc., REIT	6,207,072
156,950	Extra Space Storage, Inc., REIT	7,180,462
759,213	Forest City Enterprises, Inc. (Class A Stock)*(a)	14,379,494
1,984,731	General Growth Properties, Inc., REIT	38,285,461
1,138,326	Glimcher Realty Trust, REIT	11,098,678
316,224	HCP, Inc., REIT	12,949,373
680,362	Health Care REIT, Inc., REIT(a)	42,440,982
509,599	Healthcare Realty Trust, Inc., REIT	11,776,833
311,062	Home Properties, Inc., REIT	17,963,830
2,587,621	Host Hotels & Resorts, Inc., REIT	45,723,263
578,311	Hudson Pacific Properties, Inc., REIT	11,248,149
1,249,981	Kimco Realty Corp., REIT	25,224,617
1,170,570	Kite Realty Group Trust, REIT	6,941,480
529,090	Liberty Property Trust, REIT	18,835,604
150,094	LTC Properties, Inc., REIT	5,700,570
475,907	Macerich Co. (The), REIT	26,860,191
852,164	Mack-Cali Realty Corp., REIT	18,696,478
439,800	Physicians Realty Trust, REIT	5,330,376
378,991	Post Properties, Inc., REIT	17,062,175
1,685,208	ProLogis, Inc., REIT	63,397,525
440,067	Public Storage, REIT	70,652,757
363,439	Regency Centers Corp., REIT	17,572,276
865,643	Simon Property Group, Inc., REIT	128,314,262
430,904	SL Green Realty Corp., REIT	38,281,511
298,058	Sovran Self Storage, Inc., REIT	22,557,029
709,953	STAG Industrial, Inc., REIT	14,284,254
220,991	Starwood Hotels & Resorts Worldwide, Inc.	14,684,852

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d)
2,642,604	Strategic Hotels & Resorts, Inc., REIT*	$22,937,803
1,242,378	Sunstone Hotel Investors, Inc., REIT	15,827,896
1,530,272	UDR, Inc., REIT	36,267,446
935,374	Ventas, Inc., REIT	57,525,501
461,393	Vornado Realty Trust, REIT	38,784,696
273,783	Weingarten Realty Investors, REIT	8,030,055

		1,196,957,243

	TOTAL COMMON STOCKS (cost $2,347,989,347)	2,593,610,073

PREFERRED STOCK

Sweden
42,099	Klovern AB (PRFC) (cost $846,511)	967,857

	TOTAL LONG-TERM INVESTMENTS (cost $2,348,835,858)	2,594,577,930

SHORT-TERM INVESTMENT 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
95,944,033	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $95,944,033; includes $36,012,600 of cash collateral for securities on loan)(b)(c)	95,944,033

	TOTAL INVESTMENTS 101.0% (cost $2,444,779,891; Note 5)	2,690,521,963
	Liabilities in excess of other assets (1.0)%	(26,853,586)

	NET ASSETS 100%	$2,663,668,377

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,699,684; cash collateral of $36,012,600 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of September 30, 2013 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2013 was as follows:

Diversified Real Estate Activities	21.2%
Retail REITs	19.3
Specialized REITs	13.7
Diversified REITs	9.7
Office REITs	9.2
Residential REITs	7.6
Real Estate Operating Companies	7.5
Industrial REITs	6.2
Affiliated Money Market Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	3.6%
Real Estate Development	1.9
Hotels, Resorts & Cruise Lines	0.6
Real Estate Investment Trusts	0.5

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$162,529,454	$—
Austria	7,291,751	—	—
Brazil	6,115,727	—	—
Canada	34,153,973	—	—
Finland	—	7,845,191	—
France	—	47,216,236	—
Germany	26,510,598	14,379,373	—
Hong Kong	20,948,400	239,770,016	—
Japan	—	491,456,305	—
Netherlands	—	100,779,292	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued):
Norway	$4,284,917	$—	$—
Singapore	—	67,771,870	—
Sweden	5,940,806	16,252,275	—
Switzerland	—	16,256,276	—
United Kingdom	—	127,150,370	—
United States	1,196,957,243	—	—
Preferred Stock - Sweden	967,857	—	—
Affiliated Money Market Mutual Fund	95,944,033	—	—

Total	$1,399,115,305	$1,291,406,658	$—

Fair Value of Level 2 investments at 03/31/13 was $662,083,011. An amount of $220,771,331 was transferred from Level 1 into Level 2 at 09/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$34,699,684	$—	$—	$34,699,684
Collateral Amounts Pledged/(Received):
Securities on loan				(34,699,684)

Net Amount				$—

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Statement of Assets and Liabilities

as of September 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $34,699,684:
Unaffiliated investments (cost $2,348,835,858)	$2,594,577,930
Affiliated investments (cost $95,944,033)	95,944,033
Receivable for Fund shares sold	15,246,489
Dividends receivable	7,131,962
Receivable for investments sold	2,485,795
Tax reclaim receivable	305,971
Prepaid expenses	18,896

Total assets	2,715,711,076

Liabilities
Payable to broker for collateral for securities on loan	36,012,600
Payable for Fund shares reacquired	13,734,068
Management fee payable	1,607,562
Distribution fee payable	335,322
Payable for investments purchased	246,339
Affiliated transfer agent fee payable	106,808

Total liabilities	52,042,699

Net Assets	$2,663,668,377

Net assets were comprised of:
Shares of beneficial interest, at par	$119,995
Paid-in capital in excess of par	2,589,512,181

2,589,632,176
Distributions in excess of net investment income	(40,493,918)
Accumulated net realized loss on investment and foreign currency transactions	(131,252,643)
Net unrealized appreciation on investments and foreign currencies	245,782,762

Net assets, September 30, 2013	$2,663,668,377

See Notes to Financial Statements.

16

Class A:
Net asset value and redemption price per share ($804,495,194/36,322,420 shares of beneficial interest issued and outstanding)	$22.15
Maximum sales charge (5.5% of offering price)	1.29

Maximum offering price to public	$23.44

Class B:
Net asset value, offering price and redemption price per share ($17,945,841/821,228 shares of beneficial interest issued and outstanding)	$21.85

Class C:
Net asset value, offering price and redemption price per share ($149,311,686/6,833,180 shares of beneficial interest issued and outstanding)	$21.85

Class Q:
Net asset value, offering price and redemption price per share ($19,377,948/870,531 shares of beneficial interest issued and outstanding)	$22.26

Class R:
Net asset value, offering price and redemption price per share ($14,831,562/670,924 shares of beneficial interest issued and outstanding)	$22.11

Class Z:
Net asset value, offering price and redemption price per share ($1,657,706,146/74,476,988 shares of beneficial interest issued and outstanding)	$22.26

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Investment Income
Unaffiliated dividend income (net of $1,565,721 foreign withholding tax)	$32,682,799
Affiliated dividend income	59,012
Affiliated income from securities lending, net	49,627

Total income	32,791,438

Expenses
Management fee	8,966,911
Distribution fee—Class A	1,115,896
Distribution fee—Class B	90,097
Distribution fee—Class C	717,308
Distribution fee—Class R	36,380
Transfer agent’s fees and expenses (including affiliated expenses of $300,000)	1,467,000
Custodian’s fees and expenses	228,000
Reports to shareholders	78,000
Registration fees	77,000
Trustees’ fees	17,000
Legal fees and expenses	15,000
Audit fee	13,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	63,490

Total expenses	12,886,082

Net investment income	19,905,356

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	10,817,227
Foreign currency transactions	(632,302)

10,184,925

Net change in unrealized appreciation (depreciation) on:
Investments	(80,171,290)
Foreign currencies	50,493

(80,120,797)

Net loss on investments and foreign currencies	(69,935,872)

Net Decrease In Net Assets Resulting From Operations	$(50,030,516)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$19,905,356	$22,098,718
Net realized gain on investment and foreign currency transactions	10,184,925	21,073,111
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(80,120,797)	206,409,281

Net increase (decrease) in net assets resulting from operations	(50,030,516)	249,581,110

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(10,185,184)	(15,286,731)
Class B	(243,383)	(360,279)
Class C	(1,954,511)	(2,711,648)
Class R	(201,268)	(274,107)
Class Z	(20,620,922)	(26,201,114)

	(33,205,268)	(44,833,879)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	1,111,458,317	1,051,051,589
Net asset value of shares issued in reinvestment of dividends and distributions	22,892,047	33,236,433
Cost of shares reacquired	(339,755,487)	(327,584,114)

Net increase in net assets from Fund share transactions	794,594,877	756,703,908

Total increase in net assets	711,359,093	961,451,139

Net Assets
Beginning of period	1,952,309,284	990,858,145

End of period	$2,663,668,377	$1,952,309,284

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

20

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses

22

realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events

Prudential Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of September 30, 2013, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

24

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate was .75% for the year ended March 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2013, PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

26

PIMS has advised the Fund that it has received $675,685 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2013. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $8,977, $11,801 and $12,926 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2013.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2013, were $1,212,001,176 and $388,795,352, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2013 were as follows:

Tax Basis	$2,528,814,121

Appreciation	206,506,273
Depreciation	(44,798,431)

Net Unrealized Appreciation	$161,707,842

Prudential Global Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended March 31, 2012 and March 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before March 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $15,096,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended March 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of March 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	33,290,000
Expiring 2018	82,582,000
Expiring 2019	1,800,000

$117,672,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares

28

are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R, Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2013:
Shares sold	11,341,404	$255,410,901
Shares issued in reinvestment of dividends	433,458	9,024,600
Shares reacquired	(5,256,818)	(118,225,720)

Net increase (decrease) in shares outstanding before conversion	6,518,044	146,209,781
Shares issued upon conversion from Class B, Class C and Class Z	124,298	2,829,413
Shares reacquired upon conversion into Class Z	(67,285)	(1,542,722)

Net increase (decrease) in shares outstanding	6,575,057	$147,496,472

Year ended March 31, 2013:
Shares sold	16,439,124	$348,697,248
Shares issued in reinvestment of dividends	635,487	13,470,976
Shares reacquired	(5,916,577)	(123,245,131)

Net increase (decrease) in shares outstanding before conversion	11,158,034	238,923,093
Shares issued upon conversion from Class B, Class C and Class Z	215,117	4,577,896
Shares reacquired upon conversion into Class Z	(234,354)	(4,931,010)

Net increase (decrease) in shares outstanding	11,138,797	$238,569,979

Prudential Global Real Estate Fund	29

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended September 30, 2013:
Shares sold	197,187	$4,458,877
Shares issued in reinvestment of dividends	10,037	206,553
Shares reacquired	(87,633)	(1,929,437)

Net increase (decrease) in shares outstanding before conversion	119,591	2,735,993
Shares reacquired upon conversion into Class A	(37,905)	(825,157)

Net increase (decrease) in shares outstanding	81,686	$1,910,836

Year ended March 31, 2013:
Shares sold	265,444	$5,622,011
Shares issued in reinvestment of dividends	14,583	307,460
Shares reacquired	(106,873)	(2,198,750)

Net increase (decrease) in shares outstanding before conversion	173,154	3,730,721
Shares reacquired upon conversion into Class A	(79,403)	(1,680,281)

Net increase (decrease) in shares outstanding	93,751	$2,050,440

Class C
Six months ended September 30, 2013:
Shares sold	1,656,943	$37,460,672
Shares issued in reinvestment of dividends	72,429	1,490,594
Shares reacquired	(520,824)	(11,489,107)

Net increase (decrease) in shares outstanding before conversion	1,208,548	27,462,159
Shares reacquired upon conversion into Class A and Class Z	(59,779)	(1,339,948)

Net increase (decrease) in shares outstanding	1,148,769	$26,122,211

Year ended March 31, 2013:
Shares sold	1,941,272	$40,922,775
Shares issued in reinvestment of dividends	99,937	2,108,009
Shares reacquired	(673,930)	(13,879,459)

Net increase (decrease) in shares outstanding before conversion	1,367,279	29,151,325
Shares reacquired upon conversion into Class A and Class Z	(94,050)	(1,984,599)

Net increase (decrease) in shares outstanding	1,273,229	$27,166,726

Class Q
Period ended September 30, 2013:*
Shares sold	30,968	$660,000
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(17,842)	(400,000)

Net increase (decrease) in shares outstanding before conversion	13,126	260,000
Shares issued upon conversion from Class Z	857,405	18,399,911

Net increase (decrease) in shares outstanding	870,531	$18,659,911

30

Class R	Shares	Amount
Six months ended September 30, 2013:
Shares sold	287,377	$6,490,704
Shares issued in reinvestment of dividends	7,780	161,757
Shares reacquired	(197,346)	(4,349,244)

Net increase (decrease) in shares outstanding	97,811	$2,303,217

Year ended March 31, 2013:
Shares sold	465,060	$9,837,382
Shares issued in reinvestment of dividends	10,398	220,765
Shares reacquired	(181,683)	(3,813,475)

Net increase (decrease) in shares outstanding	293,775	$6,244,672

Class Z
Six months ended September 30, 2013:
Shares sold	35,155,670	$806,977,163
Shares issued in reinvestment of dividends	574,297	12,008,543
Shares reacquired	(9,045,985)	(203,361,979)

Net increase (decrease) in shares outstanding before conversion	26,683,982	615,623,727
Shares issued upon conversion from Class A and Class C	123,497	2,829,335
Shares reacquired upon conversion into Class A and Class Q	(941,572)	(20,350,832)

Net increase (decrease) in shares outstanding	25,865,907	$598,102,230

Year ended March 31, 2013:
Shares sold	30,223,715	$645,972,173
Shares issued in reinvestment of dividends	805,301	17,129,223
Shares reacquired	(8,699,994)	(184,447,299)

Net increase (decrease) in shares outstanding before conversion	22,329,022	478,654,097
Shares issued upon conversion from Class A and Class C	321,579	6,811,663
Shares reacquired upon conversion into Class A	(130,586)	(2,793,669)

Net increase (decrease) in shares outstanding	22,520,015	$482,672,091

*	Commencement of offering was August 26, 2013.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through November 4, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal year end, the SCA has been renewed effective November 5, 2013 at substantially similar terms through November 4, 2014.

The Fund did not utilize the SCA during the six months ended September 30, 2013.

Prudential Global Real Estate Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.84		$19.79	$19.43	$16.83	$9.53	$21.33
Income (loss) from investment operations
Net investment income	.17		.33	.33	.35	.30	.41
Net realized and unrealized gain (loss) on investment transactions	(.55)		3.39	.37	2.75	7.64	(11.99)
Total from investment operations	(.38)		3.72	.70	3.10	7.94	(11.58)
Less Dividends:
Dividends from net investment income	(.31)		(.67)	(.34)	(.50)	(.64)	(.22)
Net asset value, end of period	$22.15		$22.84	$19.79	$19.43	$16.83	$9.53
Total Return(a)	(1.56)%		19.07%	3.75%	18.57%	83.79%	(54.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$804,495		$679,524	$368,183	$281,427	$186,200	$91,991
Average net assets (000)	$741,898		$470,031	$302,768	$214,086	$148,247	$163,953
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(c)	1.21%	(e)	1.27%	1.27%	1.30%	1.37%	1.35%
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.27%	1.27%	1.30%	1.37%	1.37%
Net investment income	1.55%	(e)	1.59%	1.77%	1.92%	2.03%	2.58%
Portfolio turnover	17%	(f)	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.61		$19.62	$19.29	$16.70	$9.47	$21.18
Income (loss) from investment operations
Net investment income	.10		.19	.21	.24	.20	.30
Net realized and unrealized gain (loss) on investment transactions	(.56)		3.36	.34	2.70	7.58	(11.87)
Total from investment operations	(.46)		3.55	.55	2.94	7.78	(11.57)
Less Dividends:
Dividends from net investment income	(.30)		(.56)	(.22)	(.35)	(.55)	(.14)
Net asset value, end of period	$21.85		$22.61	$19.62	$19.29	$16.70	$9.47
Total Return(a)	(1.94)%		18.30%	2.97%	17.74%	82.55%	(54.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,946		$16,721	$12,671	$14,451	$12,382	$7,612
Average net assets (000)	$17,970		$13,595	$13,320	$13,028	$11,178	$15,393
Ratios to average net assets(c):
Expenses	1.91%	(d)	1.97%	1.97%	2.00%	2.07%	2.07%
Net investment income	.88%	(d)	.94%	1.11%	1.33%	1.37%	1.87%
Portfolio turnover	17%	(e)	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.61		$19.62	$19.29	$16.69	$9.47	$21.18
Income (loss) from investment operations
Net investment income	.10		.19	.20	.20	.20	.30
Net realized and unrealized gain (loss) on investment transactions	(.56)		3.36	.35	2.75	7.57	(11.87)
Total from investment operations	(.46)		3.55	.55	2.95	7.77	(11.57)
Less Dividends:
Dividends from net investment income	(.30)		(.56)	(.22)	(.35)	(.55)	(.14)
Net asset value, end of period	$21.85		$22.61	$19.62	$19.29	$16.69	$9.47
Total Return(a)	(1.94)%		18.30%	2.97%	17.81%	82.44%	(54.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149,312		$128,517	$86,546	$68,703	$39,758	$21,122
Average net assets (000)	$143,070		$99,523	$78,213	$47,954	$32,986	$41,377
Ratios to average net assets(c):
Expenses	1.91%	(d)	1.97%	1.97%	2.00%	2.07%	2.07%
Net investment income	.86%	(d)	.92%	1.06%	1.14%	1.33%	1.87%
Portfolio turnover	17%	(e)	20%	20%	29%	53%	67%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	August 26, 2013(d) through September 30, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$21.46
Income (loss) from investment operations
Net investment income	.01
Net realized and unrealized gain on investment transactions	.79
Total from investment operations	.80
Net asset value, end of period	$22.26
Total Return(a)	3.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,378
Average net assets (000)	$19,193
Ratios to average net assets(e):
Expenses	.79%	(c)
Net investment income	.41%	(c)
Portfolio turnover	17%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) Does not include the expenses of the underlying fund in which the Fund invests.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended September 30,		Year Ended March 31,				June 16, 2008(d) through March 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.82		$19.77	$19.42	$16.81	$9.63	$21.14
Income (loss) from investment operations
Net investment income	.16		.29	.28	.30	.23	.14
Net realized and unrealized gain (loss) on investment transactions	(.56)		3.39	.37	2.76	7.56	(11.43)
Total from investment operations	(.40)		3.68	.65	3.06	7.79	(11.29)
Less Dividends:
Dividends from net investment income	(.31)		(.63)	(.30)	(.45)	(.61)	(.22)
Net asset value, end of period	$22.11		$22.82	$19.77	$19.42	$16.81	$9.63
Total Return(a)	(1.66)%		18.89%	3.50%	18.37%	81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,832		$13,078	$5,523	$3,032	$843	$101
Average net assets (000)	$14,512		$8,527	$4,203	$1,823	$296	$34
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement(e)	1.41%	(c)	1.47%	1.47%	1.50%	1.57%	1.57%	(c)
Expenses before waivers and/or expense reimbursement	1.66%	(c)	1.72%	1.72%	1.75%	1.82%	1.82%	(c)
Net investment income	1.38%	(c)	1.36%	1.52%	1.64%	1.47%	1.63%	(c)
Portfolio turnover	17%	(g)	20%	20%	29%	53%	67%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

(g)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2013		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.93		$19.85	$19.50	$16.89	$9.56	$21.38
Income (loss) from investment operations
Net investment income	.21		.39	.38	.37	.34	.44
Net realized and unrealized gain (loss) on investment transactions	(.56)		3.42	.36	2.80	7.67	(12.01)
Total from investment operations	(.35)		3.81	.74	3.17	8.01	(11.57)
Less Dividends:
Dividends from net investment income	(.32)		(.73)	(.39)	(.56)	(.68)	(.25)
Net asset value, end of period	$22.26		$22.93	$19.85	$19.50	$16.89	$9.56
Total Return(a)	(1.45)%		19.50%	3.99%	18.97%	84.30%	(54.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,657,706		$1,114,469	$517,935	$324,886	$128,831	$52,390
Average net assets (000)	$1,463,521		$723,880	$406,631	$191,320	$89,126	$87,029
Ratios to average net assets(c):
Expenses	.91%	(d)	.97%	.97%	1.00%	1.07%	1.07%
Net investment income	1.82%	(d)	1.86%	2.03%	2.01%	2.29%	2.81%
Portfolio turnover	17%	(e)	20%	20%	29%	53%	67%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Global Real Estate Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Prudential Global Real Estate Fund is a series of Prudential Investment Portfolios 12.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also considered the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and 10-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail and Institutional Global Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

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•

The Board concluded that, in light of the Fund’s strong performance against its benchmark index and strong performance against peer funds over longer periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PURAX	PURBX	PURCX	PGRQX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336876	744336405	744336504

MF182E2    0254124-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2013

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Real Estate Investors (PREI®) is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

November 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential US Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 9/30/13
	Six Months	One Year	Since Inception
Class A	–4.57%	4.35%	27.81% (12/21/10)
Class B	–4.93	3.46	25.30 (12/21/10)
Class C	–5.01	3.47	25.10 (12/21/10)
Class Z	–4.44	4.62	28.65 (12/21/10)
FTSE NAREIT Equity REITs Index	–4.61	5.87	31.95
S&P 500 Index	8.31	19.34	41.85
Lipper Equity Real Estate Funds Average	–4.65	4.29	28.93

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Since Inception
Class A		–1.38%	7.03% (12/21/10)
Class B		–1.54	7.51 (12/21/10)
Class C		2.47	8.39 (12/21/10)
Class Z		4.62	9.49 (12/21/10)
FTSE NAREIT Equity REITs Index		5.87	10.61
S&P 500 Index		19.34	13.56
Lipper Equity Real Estate Funds Average		4.29	9.65

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 12/21/10

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5&6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	. 30% (.25% currently)	1%	1%	None

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed.

Lipper Equity Real Estate Funds Average

Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/13
Simon Property Group, Inc., Retail REITs	11.4%
Public Storage, Specialized REITs	5.6
ProLogis, Inc., Industrial REITs	5.1
Ventas, Inc., Specialized REITs	4.6
Host Hotels & Resorts, Inc., Specialized REITs	3.9

Holdings reflect only long-term investments and are subject to change.

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 9/30/13
Specialized REITs	27.4%
Retail REITs	26.0
Residential REITs	16.1
Office REITs	13.0
Industrial REITs	7.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2013, at the beginning of the period, and held through the six-month period ended September 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential US Real Estate Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$954.30	1.60%	$7.84
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09

Class B	Actual	$1,000.00	$950.70	2.35%	$11.49
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class C	Actual	$1,000.00	$949.90	2.35%	$11.49
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class Z	Actual	$1,000.00	$955.60	1.35%	$6.62
	Hypothetical	$1,000.00	$1,018.30	1.35%	$6.83

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended September 30, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.97%	1.60%
B	2.67%	2.35%
C	2.67%	2.35%
Z	1.67%	1.35%

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential US Real Estate Fund	7

Portfolio of Investments

as of September 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Diversified REITs 7.0%
5,472	American Assets Trust, Inc.	$166,951
24,487	Duke Realty Corp.	378,079
10,514	Liberty Property Trust	374,299
9,918	Vornado Realty Trust	833,707

		1,753,036

Hotels, Resorts & Cruise Lines 1.1%
4,181	Starwood Hotels & Resorts Worldwide, Inc.	277,827

Industrial REITs 7.3%
36,797	DCT Industrial Trust, Inc.	264,571
33,669	ProLogis, Inc.	1,266,628
13,644	STAG Industrial, Inc.	274,517

		1,805,716

Office REITs 13.0%
21,454	BioMed Realty Trust, Inc.	398,830
8,744	Boston Properties, Inc.	934,733
11,940	Corporate Office Properties Trust	275,814
12,795	Douglas Emmett, Inc.	300,299
13,837	Hudson Pacific Properties, Inc.	269,130
16,671	Mack-Cali Realty Corp.	365,762
7,779	SL Green Realty Corp.	691,086

		3,235,654

Real Estate Operating Companies 0.5%
7,129	Forest City Enterprises, Inc. (Class A Stock)(a)	135,023

Residential REITs 16.1%
6,273	American Campus Communities, Inc.	214,223
8,109	Apartment Investment & Management Co. (Class A Stock)	226,565
7,326	AvalonBay Communities, Inc.	931,061
6,084	Camden Property Trust	373,801
7,626	Equity Residential	408,525
2,717	Essex Property Trust, Inc.	401,301
6,050	Home Properties, Inc.	349,388
7,353	Post Properties, Inc.	331,032
31,989	UDR, Inc.	758,139

		3,994,035

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Portfolio of Investments

as of September 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail REITs 26.0%
15,911	CBL & Associates Properties, Inc.	$303,900
20,050	DDR Corp.	314,985
11,510	Excel Trust, Inc.	138,120
45,700	General Growth Properties, Inc.	881,553
23,647	Glimcher Realty Trust	230,558
24,921	Kimco Realty Corp.	502,906
26,320	Kite Realty Group Trust	156,078
10,819	Macerich Co. (The)	610,624
7,585	Regency Centers Corp.	366,735
19,058	Simon Property Group, Inc.	2,824,967
4,584	Weingarten Realty Investors	134,449

		6,464,875

Specialized REITs 27.4%
11,974	Chesapeake Lodging Trust	281,868
14,047	CubeSmart	250,598
7,930	HCP, Inc.	324,734
13,714	Health Care REIT, Inc.	855,479
9,804	Healthcare Realty Trust, Inc.	226,570
55,353	Host Hotels & Resorts, Inc.	978,088
2,405	LTC Properties, Inc.	91,342
8,943	Physicians Realty Trust(a)	108,389
8,714	Public Storage	1,399,033
6,312	Sovran Self Storage, Inc.	477,692
41,942	Strategic Hotels & Resorts, Inc.(a)	364,057
24,161	Sunstone Hotel Investors, Inc.	307,811
18,588	Ventas, Inc.	1,143,162

		6,808,823

	TOTAL LONG-TERM INVESTMENTS (cost $21,823,127)	24,474,989

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MONEY MARKET MUTUAL FUND
214,752	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $214,752)(Note 3)(b)	214,752

	TOTAL INVESTMENTS 99.3% (cost $22,037,879; Note 5)	24,689,741
	Other assets in excess of liabilities 0.7%	175,994

	NET ASSETS 100%	$24,865,735

See Notes to Financial Statements.

10

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,474,989	$—	$—
Affiliated Money Market Mutual Fund	214,752	—	—

Total	$24,689,741	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2013 were as follows:

Specialized REITs	27.4%
Retail REITs	26.0
Residential REITs	16.1
Office REITs	13.0
Industrial REITs	7.3
Diversified REITs	7.0
Hotels, Resorts & Cruise Lines	1.1
Affiliated Money Market Mutual Fund	0.9%
Real Estate Operating Companies	0.5

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Statement of Assets and Liabilities

as of September 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $21,823,127)	$24,474,989
Affiliated investments (cost $214,752)	214,752
Receivable for investments sold	107,440
Dividends receivable	72,264
Receivable for Fund shares sold	68,154
Prepaid expenses	632

Total assets	24,938,231

Liabilities
Accrued expenses	51,175
Management fee payable	10,434
Payable for Fund shares reacquired	7,781
Distribution fee payable	2,334
Affiliated transfer agent fee payable	772

Total liabilities	72,496

Net Assets	$24,865,735

Net assets were comprised of:
Shares of beneficial interest, at par	$2,032
Paid-in capital in excess of par	21,455,140

21,457,172
Undistributed net investment income	56,566
Accumulated net realized gain on investment transactions	700,135
Net unrealized appreciation on investments	2,651,862

Net assets, September 30, 2013	$24,865,735

See Notes to Financial Statements.

12

Class A:
Net asset value and redemption price per share ($2,643,040 ÷ 215,851 shares of beneficial interest issued and outstanding)	$12.24
Maximum sales charge (5.5% of offering price)	0.71

Maximum offering price to public	$12.95

Class B:
Net asset value, offering price and redemption price per share ($1,086,562 ÷ 89,421 shares of beneficial interest issued and outstanding)	$12.15

Class C:
Net asset value, offering price and redemption price per share ($853,271 ÷ 70,318 shares of beneficial interest issued and outstanding)	$12.13

Class Z:
Net asset value, offering price and redemption price per share ($20,282,862 ÷ 1,656,088 shares of beneficial interest issued and outstanding)	$12.25

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income	$302,367
Affiliated dividend income	188

302,555

Expenses
Management fee	121,175
Distribution fee—Class A	3,088
Distribution fee—Class B	7,339
Distribution fee—Class C	4,131
Registration fees	31,000
Custodian’s fees and expenses	23,000
Audit fee	12,000
Reports to shareholders	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $2,000)	4,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	204
Miscellaneous	7,347

Total expenses	239,284
Less: advisory fee waivers and expense reimbursements	(42,761)

Net expenses	196,523

Net investment income	106,032

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	521,686
Net change in unrealized appreciation (depreciation) on investments	(1,862,234)

Net loss on investments	(1,340,548)

Net Decrease In Net Assets Resulting From Operations	$(1,234,516)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$106,032	$185,239
Net realized gain on investment transactions	521,686	860,450
Net change in unrealized appreciation (depreciation) on investments	(1,862,234)	1,816,661

Net increase (decrease) in net assets resulting from operations	(1,234,516)	2,862,350

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,492)	(7,832)
Class B	—	(700)
Class C	—	(335)
Class Z	(67,403)	(153,943)

	(71,895)	(162,810)

Distributions from net realized gains
Class A	—	(34,162)
Class B	—	(28,773)
Class C	—	(13,642)
Class Z	—	(470,923)

	—	(547,500)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	3,640,692	8,871,369
Net asset value of shares issued in reinvestment of dividends and distributions	71,581	707,612
Cost of shares reacquired	(4,385,761)	(5,011,992)

Net increase (decrease) in net assets from fund share transactions	(673,488)	4,566,989

Total increase (decrease) in net assets	(1,979,899)	6,719,029

Net Assets
Beginning of period	26,845,634	20,126,605

End of period(a)	$24,865,735	$26,845,634

(a) Includes undistributed net investment income of	$56,566	$22,429

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund and Prudential US Real Estate Fund (the “Fund”). These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

16

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their

Prudential US Real Estate Fund	17

Notes to Financial Statements

(Unaudited) continued

internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion

18

of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Prudential US Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith,

20

the subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

For the six months ended September 30, 2013, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2013, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $31,212 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2013. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2013, it has received $3,090 and $753 in contingent deferred sales charges imposed upon certain redemptions by Class B, and Class C shareholders, respectively.

Prudential US Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2013, aggregated $7,365,632 and $7,060,453, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2013 were as follows:

Tax Basis	$22,129,762

Appreciation	3,060,338
Depreciation	(500,359)

Net Unrealized Appreciation	$2,559,979

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

22

required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2013, Prudential owned 104 of Class A shares, 103 of Class B, 103 Class C shares and 893,690 Class Z shares of the Fund.

Prudential US Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended September 30, 2013:
Shares sold	123,576	$1,586,922
Shares issued in reinvestment of dividends and distributions	331	4,178
Shares reacquired	(66,504)	(834,215)

Net increase (decrease) in shares outstanding before conversion	57,403	756,885
Shares issued, upon conversion from Class B	828	10,507

Net increase (decrease) in shares outstanding	58,231	$767,392

Year ended March 31, 2013
Shares sold	136,512	$1,662,616
Shares issued in reinvestment of dividends and distributions	3,382	39,866
Shares reacquired	(45,955)	(550,648)

Net increase (decrease) in shares outstanding before conversion	93,939	1,151,834
Shares issued, upon conversion from Class B	1,844	22,088

Net increase (decrease) in shares outstanding	95,783	$1,173,922

Class B
Six months ended September 30, 2013:
Shares sold	31,112	$403,338
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(48,848)	(615,147)

Net increase (decrease) in shares outstanding before conversion	(17,736)	(211,809)
Shares reacquired upon conversion into Class A	(834)	(10,507)

Net increase (decrease) in shares outstanding	(18,570)	$(222,316)

Year ended March 31, 2013
Shares sold	85,068	$1,025,231
Shares issued in reinvestment of dividends and distributions	2,503	29,147
Shares reacquired	(16,138)	(195,246)

Net increase (decrease) in shares outstanding before conversion	71,433	859,132
Shares reacquired upon conversion into Class A	(1,853)	(22,088)

Net increase (decrease) in shares outstanding	69,580	$837,044

24

Class C	Shares	Amount
Six months ended September 30, 2013:
Shares sold	25,469	$327,517
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(9,205)	(117,083)

Net increase (decrease) in shares outstanding	16,264	$210,434

Year ended March 31, 2013
Shares sold	47,758	$577,448
Shares issued in reinvestment of dividends and distributions	1,182	13,734
Shares reacquired	(4,046)	(49,334)

Net increase (decrease) in shares outstanding	44,894	$541,848

Class Z
Six months ended September 30, 2013:
Shares sold	105,015	$1,322,915
Shares issued in reinvestment of dividends and distributions	5,353	67,403
Shares reacquired	(223,410)	(2,819,316)

Net increase (decrease) in shares outstanding	(113,042)	$(1,428,998)

Year ended March 31, 2013
Shares sold	453,279	$5,606,074
Shares issued in reinvestment of dividends and distributions	52,829	624,865
Shares reacquired	(340,686)	(4,216,764)

Net increase (decrease) in shares outstanding	165,422	$2,014,175

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through November 4, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective November 5, 2013 at substantially similar terms through November 4, 2014.

Prudential US Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund utilized the line of credit during the six months ended September 30, 2013. The average daily balance for the 17 days the Fund had loans outstanding during the period was approximately $300,000, borrowed at a weighted average interest rate of 1.44%. At September 30, 2013, the Fund did not have an outstanding loan amount.

26

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,		December 21, 2010(e) through March 31,
	2013(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.86		$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.07	.06	(.02)
Net realized and unrealized gain (loss) on investments	(.64)		1.39	1.02	.81
Total from investment operations	(.60)		1.46	1.08	.79
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.06)	(.09)	—	(h)
Distributions from net realized gains	—		(.29)	(.03)	—
Total dividends and distributions	(.02)		(.35)	(.12)	—	(h)
Net asset value, end of period	$12.24		$12.86	$11.75	$10.79
Total Return(a):	(4.65)%		12.70%	10.09%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,643		$2,027	$727	$262
Average net assets (000)	$2,464		$1,234	$445	$104
Ratios to average net assets(c)(d):
Expense After Waivers and/or Expense Reimbursement	1.60%	(f)	1.60%	1.60%	1.60%	(f)
Expense Before Waivers and/or Expense Reimbursement	1.97%	(f)	1.96%	2.30%	7.06%	(f)
Net investment income (loss)	.69%	(f)	.61%	.60%	(.66)%	(f)
Portfolio turnover rate	27%	(g)	53%	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,		December 21, 2010(d) through March 31,
	2013(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.78		$11.72	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.01)		(.02)	(.05)	(.06)
Net realized and unrealized gain (loss) on investments	(.62)		1.38	1.06	.83
Total from investment operations	(.63)		1.36	1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	—		(.01)	(.03)	—
Distributions from net realized gains	—		(.29)	(.03)	—
Total dividends and distributions	—		(.30)	(.06)	—
Net asset value, end of period	$12.15		$12.78	$11.72	$10.77
Total Return(a):	(4.93)%		11.80%	9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,087		$1,380	$450	$41
Average net assets (000)	$1,464		$950	$125	$10
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	2.67%	(e)	2.66%	2.77%	7.76%	(e)
Net investment loss	(.16)%	(e)	(.13)%	(.46)%	(2.13)%	(e)
Portfolio turnover rate	27%	(f)	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,		December 21, 2010(d) through March 31,
	2013(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.76		$11.70	$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	—	(g)	(.01)	(.04)	(.05)
Net realized and unrealized gain (loss) on investments	(.63)		1.37	1.03	.82
Total from investment operations	(.63)		1.36	.99	.77
Less Dividends and Distributions:
Dividends from net investment income	—		(.01)	(.03)	—
Distributions from net realized gains	—		(.29)	(.03)	—
Total dividends and distributions	—		(.30)	(.06)	—
Net asset value, end of period	$12.13		$12.76	$11.70	$10.77
Total Return(a):	(4.94)%		11.82%	9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$853		$690	$107	$29
Average net assets (000)	$824		$401	$72	$7
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.35%	(e)	2.35%	2.35%	2.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	2.67%	(e)	2.65%	3.02%	7.76%	(e)
Net investment loss	(.03)%	(e)	(.12)%	(.33)%	(1.83)%	(e)
Portfolio turnover rate	27%	(f)	53%	51%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,		December 21, 2010(d) through March 31,
	2013(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.86		$11.75	$10.79	$10.00
Income (loss) from investment operations:
Net investment income	.06		.11	.10	.02
Net realized and unrealized gain (loss) on investments	(.63)		1.38	1.00	.78
Total from investment operations	(.57)		1.49	1.10	.80
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.09)	(.11)	(.01)
Distributions from net realized gains	—		(.29)	(.03)	—
Total dividends and distributions	(.04)		(.38)	(.14)	(.01)
Net asset value, end of period	$12.25		$12.86	$11.75	$10.79
Total Return(a):	(4.44)%		12.96%	10.36%	8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,283		$22,749	$18,843	$14,359
Average net assets (000)	$22,103		$20,014	$15,035	$13,065
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	1.35%	(e)	1.35%	1.35%	1.35%	(e)
Expense Before Waivers and/or Expense Reimbursement	1.67%	(e)	1.69%	2.08%	6.76%	(e)
Net investment income	.89%	(e)	.90%	.89%	.78%	(e)
Portfolio turnover rate	27%	(f)	53%	51%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

30

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also considered the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail and Institutional Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

Visit our website at www.prudentialfunds.com

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•

The Board noted information provided by PI indicating that the Fund’s recent performance had improved, with the Fund ranked in the second quartile for the fourth quarter of 2012 and the first quarter of 2013.

•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.35% (exclusive of 12b-1 fees and certain other fees) through July 31, 2014.
•

The Board concluded that, in light of the Fund’s recent inception date, it would be in the best interests of the Fund and its shareholders to allow the Fund’s performance record to continue to develop and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker •
James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0253996-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under

 Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –

 Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

 Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	November 21, 2013